22. Borrowings (Details) - ARS ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
SummaryOfBorrowingsLineItems [Line Items]
Non-current borrowings		$ 7,192,467	$ 6,189,294
Current borrowings		1,077,453	105,139
Corporate notes
SummaryOfBorrowingsLineItems [Line Items]
Non-current borrowings	[1]	6,249,967	4,812,465
Borrowings
SummaryOfBorrowingsLineItems [Line Items]
Non-current borrowings		942,500	1,376,829
Current borrowings		967,434	13,243
Interest from corporate notes
SummaryOfBorrowingsLineItems [Line Items]
Current borrowings		$ 110,019	$ 91,896

[1]	Net of debt issuance, repurchase and redemption expenses.